Property, Plant and Equipment - Schedule of Movement of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 95,080	$ 95,564
Ending, balances	80,615	95,080
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	50,222	43,065
Ending, balances	40,160	50,222
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	27,551	32,607
Ending, balances	27,650	27,551
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	17,307	19,892
Ending, balances	12,805	17,307
ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	24
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	867
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	9,403
Chile [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	73,169
Ending, balances	56,756	73,169
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	218,461	196,474
Acquisitions	16,970	20,440
Sales and/or disposals for the year	(4,210)	(12,099)
Exchange differences	(6,658)	3,990
Impairment	(31,421)
Reclassification from assets held for sale	5,622	9,863
Others	(878)	(207)
Ending, balances	197,886	218,461
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	89,290	65,843
Acquisitions	5,203	9,449
Sales and/or disposals for the year	(381)	(3,592)
Exchange differences	(1,935)	507
Impairment	(20,981)
Reclassification from assets held for sale	5,622	9,863
Others		7,220
Ending, balances	76,818	89,290
Gross assets [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	81,423	80,383
Acquisitions	9,964	8,503
Sales and/or disposals for the year	(1,855)	(4,493)
Exchange differences	(3,550)	2,514
Impairment	(578)
Others		(5,484)
Ending, balances	85,404	81,423
Gross assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	47,748	50,248
Acquisitions	1,803	2,488
Sales and/or disposals for the year	(1,974)	(4,014)
Exchange differences	(1,173)	969
Impairment	(9,862)
Others	(878)	(1,943)
Ending, balances	35,664	47,748
Gross assets [member] | ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	53
Gross assets [member] | Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	11,005
Gross assets [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	20,363
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(123,381)	(100,910)
Sales and/or disposals for the year	4,035	8,585
Exchange differences	4,408	(2,894)
Impairment	21,127	(728)
Reclassification from assets held for sale	1,634	(6,829)
Others		564
Ending, balances	(117,271)	(123,381)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(39,068)	(22,778)
Sales and/or disposals for the year	287	2,884
Exchange differences	825	(79)
Impairment	11,211	(241)
Reclassification from assets held for sale	1,634	(6,829)
Others		(4,211)
Ending, balances	(36,658)	(39,068)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(53,872)	(47,776)
Sales and/or disposals for the year	1,855	3,622
Exchange differences	2,704	(2,110)
Impairment	526	(11)
Others		1,429
Ending, balances	(57,754)	(53,872)
Accumulated Depreciation [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(30,441)	(30,356)
Sales and/or disposals for the year	1,893	2,079
Exchange differences	879	(705)
Impairment	9,390	(476)
Others		3,346
Ending, balances	(22,859)	$ (30,441)
Accumulated Depreciation [Member] | ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	(29)
Accumulated Depreciation [Member] | Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	(10,138)
Accumulated Depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	$ (10,960)